[Sutherland Asbill & Brennan LLP Letterhead]

STEVEN B. BOEHM

DIRECT LINE: 202.383.0176

E-mail: steven.boehm@sutherland.com

September 26, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Credit Suisse Corporate Credit Solutions, Inc.

Dear Sir/Madam:

On behalf of Credit Suisse Corporate Credit Solutions, Inc. (the “Company”), we are hereby electronically transmitting for filing under the Securities Act of 1933 (the “Securities Act”) the Company’s registration statement on Form N-2 (the “Registration Statement”) and a filing fee in the amount of $64,400. The Registration Statement relates to a continuous offering under Rule 415 of the Securities Act of up to $500,000,000 shares of common stock of the Company.

Please let us know if you would like a courtesy copy of the Registration Statement. If you have any questions or comments regarding the Registration Statement, please do not hesitate to call me.

Sincerely,

/s/ Steven B. Boehm

cc:	John G. Popp